SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding, beginning	88,336
Weighted average, exercise price, beginning	$ 22.40
Weighted average remaining life in years		3 years 10 months 24 days
Intrinsic value, beginning	$ 211,200
Number of warrants issued		238,803
Weighted average, exercise price, issued		$ 20.80
Weighted average remaining life in years		3 years 1 month 6 days
Number of warrants outstanding, ending		88,336
Weighted average, exercise price, ending		$ 22.40
Intrinsic value, ending		$ 211,200
Weighted average, exercise price, exercisable		$ 22.40
Weighted average remaining life in years, Exercisable		3 years 10 months 24 days
Intrinsic value, exercisable ending		$ 211,200
Number of warrants exercised		(145,065)
Weighted average, exercise price, exercised		$ 20.60
Weighted average remaining life in years, exercised
Number of warrants cancelled
Weighted average, exercise price, cancelled
Number of warrants expired		(5,402)
Weighted average, exercise price, expired
Warrants outstanding, exercisable		88,336
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding, beginning	88,336
Weighted average, exercise price, beginning	$ 22.40
Weighted average remaining life in years	4 years	7 years 3 months 18 days
Intrinsic value, beginning
Number of warrants issued	103,657
Weighted average, exercise price, issued	$ 9.20
Weighted average remaining life in years	4 years 9 months 18 days
Number of warrants outstanding, ending	191,993	88,336
Weighted average, exercise price, ending	$ 15.20	$ 22.40
Intrinsic value, ending	$ 98,800
Warrants outstanding, exercisable	191,993
Weighted average, exercise price, exercisable	$ 15.20
Weighted average remaining life in years, Exercisable	4 years
Intrinsic value, exercisable ending	$ 98,800